Cost of sales	6 Months Ended
Jun. 30, 2020
Cost of Sales [Abstract]
Cost of sales	Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Cash operating costs	858	884	1,831
Royalties	82	59	137
Other cash costs	6	5	13
Total cash costs	946	948	1,981
Retrenchment costs	1	2	4
Rehabilitation and other non-cash costs	29	23	53
Amortisation of tangible assets	254	243	538
Amortisation of right of use assets	22	21	42
Amortisation of intangible assets	1	2	3
Inventory change	37	25	5
	1,290	1,264	2,626